Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Parametric International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 18 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 18 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities (the “80% Policy”). The Fund invests primarily in companies domiciled in and tied economically to one or more countries represented in the MSCI Europe, Australasia, Far East Index (“MSCI EAFE Index”) and may include securities trading in the form of depositary receipts. The MSCI EAFE Index is an unmanaged index of approximately 900 companies located in twenty-one countries. The Fund may invest in securities of companies with a broad range of market capitalizations, including those of smaller, less seasoned companies. The Fund may invest in publically-traded real estate investment trusts (“REITs”). The Fund intends to invest in not less than five different countries and more than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also lend its securities.

The Fund may engage in derivative transactions and expects to use derivatives primarily to attempt to mitigate the adverse effects of foreign currency fluctuations during the period between the purchase of a security and its settlement, through the use of forward foreign currency exchange contracts. There is no stated limit on the Fund’s use of derivatives.

The Fund seeks to employ a top-down, disciplined and systematic investment process that emphasizes broad exposure and diversification among developed markets outside of the United States, economic sectors and issuers. This rules-based strategy utilizes targeted allocation and systematic rebalancing to take advantage of certain quantitative and behavioral characteristics of developed markets identified by the portfolio managers. The investment process is periodically re-evaluated and may be adjusted to ensure that the process is consistent with the Fund’s investment objective and strategies. The portfolio managers select and allocate across countries based on factors such as market capitalization, volatility, correlation to other markets, liquidity, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is the Fund intends to allocate its portfolio holdings to more developed markets outside of the United States rather than fewer developed markets. Relative to capitalization-weighted country indexes, individual country allocation targets emphasize the less represented developed markets and attempts to reduce concentration risks relative to a capitalization-weighted index. The Fund’s country allocations are rebalanced to their target weights if they exceed a certain pre-determined overweight or fall below a certain pre-determined underweight. The frequency of rebalancing depends on the volatility and trading costs of the individual country. This has the effect of reducing exposure to countries with strong relative performance and increasing exposure to countries which have underperformed. The Fund seeks to maintain exposure across key economic sectors. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers use a quantitative model to select individual securities as representatives of their countries and economic sectors. The model includes factors such as beta, or a stock’s historical sensitivity to movements in the global equity market, with the objective of reducing portfolio risk and maintaining broad diversification.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities (the “80% Policy”). The Fund invests primarily in companies domiciled in and tied economically to one or more countries represented in the MSCI Europe, Australasia, Far East Index (“MSCI EAFE Index”) and may include securities trading in the form of depositary receipts. The MSCI EAFE Index is an unmanaged index of approximately 900 companies located in twenty-one countries. The Fund may invest in securities of companies with a broad range of market capitalizations, including those of smaller, less seasoned companies. The Fund may invest in publically-traded real estate investment trusts (“REITs”). The Fund intends to invest in not less than five different countries and more than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also lend its securities.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which U.S. companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Smaller Company Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests. Other pooled investment vehicles generally are subject to risks similar to those of ETFs.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Rules-Based Management Risks. The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to security-specific risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based process and systematic rebalancing. A systematic investment process is dependent on the sub-adviser’s skill in developing and maintaining that process. The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Effective January 15, 2020, the Fund’s Investor Class shares were redesignated as Class A shares. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period from December 31, 2010 through December 31, 2019, the highest quarterly total return for Class A was 10.57% for the quarter ended September 30, 2013 and the lowest quarterly return was -17.81% for the quarter ended September 30, 2011. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2019 to March 31, 2020) was -22.76%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return through the end of the most recent calendar quarter (December 31, 2019 to March 31, 2020) was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(22.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period from December 31, 2010 through December 31, 2019, the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.81%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by nontaxable entities.
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The Class R and Class R6 performance shown above for the period prior to August 10, 2015 (commencement of operations of each class), is the performance of Class A shares and Institutional Class shares, respectively, at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for such differences returns would be lower.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the addition of the maximum sales charge for Class A (5.75%) which became effective January 15, 2020. On that date the Fund’s Investor Class shares were redesignated as Class A shares. Investor Class shares had previously been sold without a sales charge.

Class A and Institutional Class commenced operations on April 1, 2010. The Class R and Class R6 performance shown above for the period prior to August 10, 2015 (commencement of operations of each class), is the performance of Class A shares and Institutional Class shares, respectively, at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for such differences returns would be lower. Investors cannot invest directly in an Index. (Source for MSCI EAFE Index: MSCI) MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by nontaxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Parametric International Equity Fund | MSCI EAFE Index (reflects net dividends, which reflect the deduction of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects net dividends, which reflect the deduction of withholding taxes)
One Year	rr_AverageAnnualReturnYear01	22.01%
Five Years	rr_AverageAnnualReturnYear05	5.67%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.55%
Parametric International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2021
1 Year	rr_ExpenseExampleYear01	$ 647
3 Years	rr_ExpenseExampleYear03	813
5 Years	rr_ExpenseExampleYear05	993
10 Years	rr_ExpenseExampleYear10	$ 1,514
Annual Return 2011	rr_AnnualReturn2011	(10.14%)
Annual Return 2012	rr_AnnualReturn2012	16.83%
Annual Return 2013	rr_AnnualReturn2013	18.05%
Annual Return 2014	rr_AnnualReturn2014	(3.98%)
Annual Return 2015	rr_AnnualReturn2015	2.00%
Annual Return 2016	rr_AnnualReturn2016	1.42%
Annual Return 2017	rr_AnnualReturn2017	25.48%
Annual Return 2018	rr_AnnualReturn2018	(11.51%)
Annual Return 2019	rr_AnnualReturn2019	21.09%
One Year	rr_AverageAnnualReturnYear01	14.11%
Five Years	rr_AverageAnnualReturnYear05	5.56%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010
Parametric International Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.68%
Five Years	rr_AverageAnnualReturnYear05	5.16%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.13%
Parametric International Equity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.01%
Five Years	rr_AverageAnnualReturnYear05	4.59%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.64%
Parametric International Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2021
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	$ 696
One Year	rr_AverageAnnualReturnYear01	21.43%
Five Years	rr_AverageAnnualReturnYear05	7.07%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010
Parametric International Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2021
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	$ 1,289
One Year	rr_AverageAnnualReturnYear01	20.74%
Five Years	rr_AverageAnnualReturnYear05	6.56%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2015
Parametric International Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2021
1 Year	rr_ExpenseExampleYear01	$ 48
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	290
10 Years	rr_ExpenseExampleYear10	$ 659
One Year	rr_AverageAnnualReturnYear01	21.40%
Five Years	rr_AverageAnnualReturnYear05	7.09%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2015

[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Class A shares, 0.50% for Institutional Class shares, 1.00% for Class R shares and 0.47% for Class R6 shares. This expense reimbursement will continue through May 31, 2021. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.